CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital IPO HKD ($)	Additional Paid-in Capital Follow-on public offering HKD ($)	Additional Paid-in Capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	(Accumulated deficit)/Retained Earnings HKD ($)	Class A ordinary shares IPO HKD ($) shares	Class A ordinary shares Follow-on public offering HKD ($) shares	Class A ordinary shares HKD ($) shares	Class A ordinary shares USD ($) shares	Class B ordinary shares HKD ($) shares	Class B ordinary shares USD ($) shares	IPO HKD ($)	Follow-on public offering HKD ($)	HKD ($)	USD ($)
Beginning balance at Dec. 31, 2017	$ 31					$ (2,053)	$ (230,879)									$ (232,901)
Beginning balance (in shares) at Dec. 31, 2017 | shares	403,750,000	403,750,000
Profit for the year							138,512									138,512
Share-based compensation					$ 10,440											10,440
Preferred shares redemption value accretion					(10,440)		(56,558)									(66,998)
Foreign currency translation adjustment, net of tax						754										754
Ending balance at Dec. 31, 2018	$ 31					(1,299)	(148,925)									(150,193)
Ending balance (in shares) at Dec. 31, 2018 | shares	403,750,000	403,750,000
Profit for the year							165,664									165,664
Share-based compensation					15,967											15,967
Preferred shares redemption value accretion					(12,309)											(12,309)
Conversion and redesignation of preferred shares into ordinary shares					1,262,751					$ 19		$ 11				1,262,781
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares										237,129,043	237,129,043	140,802,051	140,802,051
Issuance of ordinary shares			$ 1,259,308					$ 9						$ 1,259,317
Issuance of ordinary shares (in shares) | shares								115,666,666
Redesignation of ordinary shares into Class B ordinary shares	$ (31)											$ 31
Redesignation of ordinary shares into Class B ordinary shares (in shares) | shares	(403,750,000)	(403,750,000)										403,750,000	403,750,000
Shares issued upon exercise of employee share options					10,465					$ 8						10,473
Shares issued upon exercise of employee share options (in shares) | shares										106,295,232	106,295,232
Foreign currency translation adjustment, net of tax						(3,147)										(3,147)
Ending balance at Dec. 31, 2019	$ 0				2,536,182	(4,446)	16,739			$ 36		$ 42				2,548,553
Ending balance (in shares) at Dec. 31, 2019 | shares	0	0								459,090,941	459,090,941	544,552,051	544,552,051
Profit for the year	$ 0	$ 0			0	0	1,325,523			$ 0	$ 0	$ 0	$ 0			1,325,523	$ 170,960,000
Share-based compensation					32,573											32,573
Issuance of ordinary shares				$ 2,339,711					$ 7						$ 2,339,718
Issuance of ordinary shares (in shares) | shares									76,000,000
Shares issued upon exercise of employee share options					16,799											16,799
Shares issued upon exercise of employee share options (in shares) | shares										5,048,824	5,048,824
Surrendered and cancellation of Class A ordinary shares (in shares) | shares										(5)	(5)
Share conversion from Class B to Class A										$ 4		$ (4)
Share conversion from Class B to Class A (in shares) | shares										50,000,000	50,000,000	(50,000,000)	(50,000,000)
Issuance of Pre-Funded warrants					2,035,104											2,035,104
Foreign currency translation adjustment, net of tax						9,420										9,420	1,215,000
Ending balance at Dec. 31, 2020	$ 0				$ 6,960,369	$ 4,974	$ 1,342,262			$ 47		$ 38				$ 8,307,690	$ 1,071,490,000
Ending balance (in shares) at Dec. 31, 2020 | shares	0	0								590,139,760	590,139,760	494,552,051	494,552,051